Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivables	$ 2,166	$ 1,735
Less: provision of expected credit losses	(1,749)	(1,603)
Total	$ 417	$ 132